Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (6,804)	$ (4,151)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3,962	6,441
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 94,602	$ 96,601
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.90%	9.33%
Hedging	$ 164	$ 43
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.58%	9.00%
Hedging	$ 578	$ 544
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.12%	3.16%
Hedging	$ 613	$ 2,055
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.15%	0.08%
Hedging	$ 2,690	$ 4,214
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.12%	1.82%
Hedging	$ 26,092	$ 25,346
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.05%	2.36%
Hedging	$ 617	$ 1,749
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.91%	4.83%
Hedging	$ 62,340	$ 62,205
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.30%	9.82%
Hedging	$ 260	$ 225
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.96%	7.31%
Hedging	$ 479	$ 416
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.99%	1.87%
Hedging	$ 231	$ 210
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.91%	3.71%
Hedging	$ 846	$ 1,647
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.30%	3.82%
Hedging	$ 3,655	$ 4,373
Before hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.37%
Hedging		$ 15
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6,461	9,690
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 92,103	$ 93,352
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.90%	9.33%
Hedging	$ 164	$ 43
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.58%	9.00%
Hedging	$ 578	$ 544
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.23%
Hedging	$ 1,895
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.29%	3.16%
Hedging	$ 2,646	$ 2,055
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.15%	0.08%
Hedging	$ 2,690	$ 4,214
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.15%	1.82%
Hedging	$ 35,515	$ 29,338
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.13%	2.85%
Hedging	$ 201	$ 4,269
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.30%	5.02%
Hedging	$ 47,892	$ 54,551
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.90%	4.46%
Hedging	$ 573	$ 954
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.72%	6.95%
Hedging	$ 502	$ 489
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		1.87%
Hedging		$ 210
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.71%
Hedging		$ 1,647
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.10%
Hedging	$ 937
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.36%	3.79%
Hedging	$ 2,973	$ 3,713
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.30%	2.46%
Hedging	$ 1,997	$ 1,015